Concentration of Credit Risk and Significant Customers (Tables)	12 Months Ended
Jun. 30, 2024
Concentration of Credit Risk and Significant Customers [Abstract]
Schedule of Concentration Risk Percentage	Total revenues, by percentage, from individual customers representing 10% or more of total revenues in the respective periods were as follows:
	Year Ended June 30,
	2024	2023
Customer A	36.2%	92.2%
Customer B	30.5	*
Customer C	17.3	*
Customer D	*	*
Customer E	*	*
*	Less than 10% of total

Accounts receivable, by percentage, from individual customers representing 10% or more of accounts receivable are set forth in the following table:
	As of June 30,
	2024	2023
Customer A	*	94.2%
Customer B	*	*
Customer C	18.3%	*
Customer D	27.7	*
Customer E	53.9	*
*	Less than 10% of total